20 Financial assets at amortized cost (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of financial assets at amortized cost [line items]
Total Current	$ 78
Government bonds [member]
Summary of financial assets at amortized cost [line items]
Total Current	$ 239	$ 0